Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Computer hardware	Office equipment	Total
	£'000s	£'000s	£'000s
Cost
At January 1, 2016	43	36	79
Additions	13	—	13
Disposals	(39)	(36)	(75)
At December 31, 2016	17	—	17
Accumulated depreciation
At January 1, 2016	39	27	66
Charge for the year	3	7	10
Disposals	(39)	(34)	(73)
At December 31, 2016	3	—	3
Net book value
At December 31, 2016	14	—	14

	Computer hardware	Office equipment	Total
	£'000s	£'000s	£'000s
Cost
At January 1, 2017	17	—	17
Additions	9	—	9
At December 31, 2017	26	—	26
Accumulated depreciation
At January 1, 2017	3	—	3
Charge for the year	7	—	7
At December 31, 2017	10	—	10
Net book value
At December 31, 2017	16	—	16